UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2005

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry77
Form 13F Information Table Value$143,598




Value
Investment

Security
Class
Cusip
$1,000
Discretion
Sole
Affiliated Mgrs Group
COM

298
4800SOLE
4800
Akamai Technologies
COM
00971T101
636
49950SOLE
49950
American Express
COM
025816109
507
9877SOLE
9877
American Intl Group Inc.
COM
026874107
6148
110963SOLE
110963
Ameritrade Hldg Corp.
COM
03074k100
3803
372430SOLE
372430
Amgen
COM
031162100
1950
33496SOLE
33496
Applebees Int'l Inc.
COM
037899101
1495
54250SOLE
54250
Applied Materials
COM
038222105
1956
120350SOLE
120350
Ask Jeeves Inc.
COM
045174109
929
33100SOLE
33100
ATI Technologies Inc.
COM
001941103
972
56200SOLE
56200
Avery Dennison Corp.
COM
053611109
303
4900SOLE
4900
Bankamerica Corp. New
COM
060505104
396
8988.9SOLE
8988.9
Best Buy
COM
086516101
2204
40810SOLE
40810
BHP Billiton Ltd Adr
COM
088606108
4934
176350SOLE
176350
Capital One Financial
COM
14040H105
1327
17750SOLE
17750
Caremark RX Inc
COM
141705103
363
9125SOLE
9125
Carnival Corp.
COM
143658300
2396
46250SOLE
46250
CEF Ishares Tr (BioTech)
COM
464287556
350
5506SOLE
5506
CEF Select Sector (Basic
Materials)
COM
81369y100
2086
69150SOLE
69150
ChevronTexaco Corp
COM
166764100
547
9375.62SOLE
9375.62
Cisco Systems
COM
17275R102
3406
190389SOLE
190389
CIT Group Inc. A
COM
125581108
2252
59250SOLE
59250
Citigroup
COM
172967101
4812
107072.8SOLE
107072.8
Dicks Sporting Goods Inc.
COM
253393102
4224
114990SOLE
114990
Dolby Labs
COM
25659t107
1513
64400SOLE
64400
Doubleclick Inc.
COM
258609304
1802
234050SOLE
234050
Dow Chemical
COM
260543103
364
7300SOLE
7300
DPS Biotech Holders Trust
COM
09067D201
2985
21200SOLE
21200
EBAY Inc
COM
278642103
730
19600SOLE
19600
Exxon Mobil Corporation
COM
30231G102
857
14376.93SOLE
14376.93
FDX Corp/Federal Express
COM
31304N107
1188
12650SOLE
12650
Fisher Scientific INTL
COM
338032204
1150
20198SOLE
20198
General Electric
COM
369604103
4734
131290.15SOLE
131290.15
Golden West Financial Corp.
COM
381317106
293
4840SOLE
4840
Goldman Sachs Group Inc.
COM
38141G104
495
4500SOLE
4500
Greenfield Online, Inc.
COM
395150105
1044
53150SOLE
53150
GTech Holdings Corp
COM
400518106
909
38650SOLE
38650
Harman Int'l Industries Inc.
COM
413086109
1906
21550SOLE
21550
Harrah's Entertainment
COM
413619107
3439
53250SOLE
53250
Helen Of Troy
COM
G4388N106
875
31950SOLE
31950
IBM
COM
459200101
1169
12795.52SOLE
12795.52
Intel Corp
COM
458140100
5129
220787.79SOLE
220787.79
Invitrogen Corp.
COM
46185r100
1471
21250SOLE
21250
Iron Mountain
COM
462846106
1945
67455SOLE
67455
J.C. Penney
COM
708160106
1625
31300SOLE
31300
Johnson & Johnson
COM
478160104
721
10741.71SOLE
10741.71
JP Morgan Chase & Co.
COM
46625H100
566
16350SOLE
16350
Lowes Companies
COM
548661107
592
10370SOLE
10370
Marvel Technology Group
COM
g5876h105
2078
54200SOLE
54200
Mcgraw Hill Co.
COM
580645109
635
7279SOLE
7279
Michaels Stores Inc.
COM
594087108
4307
118650SOLE
118650
Microsoft
COM
594918104
2438
100876.78SOLE
100876.78
Mohawk Industries
COM
608190104
1391
16500SOLE
16500
National Oilwell Varco Inc.
COM
637071101
1898
40650SOLE
40650
Nextel Comm Inc-Cl A
COM
65332V103
1027
36150SOLE
36150
Office Depot
COM
676220106
567
25550SOLE
25550
Omnicare Inc.
COM
681904108
1042
29400SOLE
29400
Oshkosh Truck Corp.
COM
688239201
922
11250SOLE
11250
Petsmart Inc.
COM
716768106
3155
109750SOLE
109750
Pfizer Inc.
COM
717081103
351
13344SOLE
13344
Plains Exploration
COM
726505100
625
17900SOLE
17900
Providian Corp
COM
74406A102
2474
144200SOLE
144200
Rayovac Corp.
COM
755081106
3186
76590SOLE
76590
Reebok International
COM
758110100
2102
47450SOLE
47450
Royal Dutch
COM
780257804
660
10989SOLE
10989
Staples Inc.
COM
855030102
3939
125324SOLE
125324
Steiner Leisure Ltd.
COM
p8744y102
1706
52200SOLE
52200
Teva Pharmaceutical Inds
COM
881624209
2327
75090SOLE
75090
Total Fina SA Spon ADR
COM
89151E109
258
2200SOLE
2200
Tyco International
COM
902124106
2723
80572.46SOLE
80572.46
United Rentals
COM
911363109
1752
86700SOLE
86700
United Technologies
COM
913017109
6005
59071SOLE
59071
WYETH
COM
983024100
1708
40490SOLE
40490
Yellow Roadway Corp.
COM
985509108
2927
50000SOLE
50000
Zebra Technologies
COM
989207105
2257
47525SOLE
47525
Zimmer Holdings Inc.
COM
989565P102
2342
30096SOLE
30096